SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Narrative) (Details) - Mnombo Wethu Consultants (Pty) Limited [Member]			12 Months Ended
	Nov. 06, 2017	Nov. 07, 2011	Aug. 31, 2020	Aug. 31, 2019
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest	49.90%	49.90%	49.90%	49.90%
Proportion of ownership and voting rights held by non-controlling interests			50.10%	50.10%